Investment Risks	Mar. 01, 2026
Diversified Income Fund | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.